Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2019:
Goodwill	¥105,339	¥490,883	¥27,487	¥2,300	¥626,009
Accumulated impairment losses (2)	—	(177,750)	(14,368)	—	(192,118)

	105,339	313,133	13,119	2,300	433,891
Goodwill acquired during the fiscal year (1)	34,553	260,639	178,308	—	473,500
Impairment loss	(32,868)	(350,942)	—	—	(383,810)
Foreign currency translation adjustments and other	(1,354)	(12,877)	8,276	—	(5,955)

Balance at March 31, 2020:
Goodwill	138,538	738,645	214,071	2,300	1,093,554
Accumulated impairment losses	(32,868)	(528,692)	(14,368)	—	(575,928)

	¥105,670	¥209,953	¥199,703	¥2,300	¥517,626
Goodwill acquired during the fiscal year (1)	1,105	—	4,164	—	5,269
Impairment loss	(30,525)	(117,039)	—	—	(147,564)
Foreign currency translation adjustments and other	456	(10,001)	5,066	—	(4,479)

Balance at March 31, 2021:
Goodwill	140,099	728,644	223,301	2,300	1,094,344
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)

	¥76,706	¥82,913	¥208,933	¥2,300	¥370,852

Notes:
(1)	See Note 2 for the goodwill acquired in connection with acquisitions.
(2)	Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2020 and 2021:

	2020			2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,852,273	¥2,096,635	¥755,638	¥3,025,769	¥2,249,340	¥776,429
Customer relationships	567,886	264,636	303,250	555,796	290,641	265,155
Core deposit intangibles	174,802	100,022	74,780	164,979	102,958	62,021
Trade names	94,748	38,055	56,693	92,422	41,629	50,793
Other	17,374	5,769	11,605	16,136	5,640	10,496

Total	¥3,707,083	¥2,505,117	1,201,966	¥3,855,102	¥2,690,208	1,164,894

Intangible assets not subject to amortization:
Other (1)			37,560			20,100

Total			¥1,239,526			¥1,184,994

Note:
(1)	Intangible assets not subject to amortization includes ¥29,641 million and ¥11,355 million of mortgage servicing rights accounted for at fair value at March 31, 2020 and 2021, respectively.

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2022	¥267,181
2023	228,631
2024	193,748
2025	150,403
2026	100,619